UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSRS
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-21085
The Metzler/Payden Investment Group

(Exact name of registrant as specified in charter)

333 South Grand Avenue, Los Angeles, CA	90071

(Address of principal executive offices)	(Zip code)
Edward S. Garlock, Esq.
Payden & Rygel
333 South Grand Avenue, Los Angeles, CA 90071

(Name and address of agent for service)
Registrant’s telephone number, including area code: 213-625-2870
Date of fiscal year end: October 31, 2007
Date of reporting period: April 30, 2007

ITEM 1. REPORT TO SHAREHOLDERS

Metzler Payden FUNDS

Semi-Annual Report

April 30, 2007

Contents

●	President’s Letter

1	Management Discussion and Analysis

2	Portfolio Highlights & Investments

8	Statements of Assets & Liabilities

9	Statements of Operations

10	Statements of Changes in Net Assets

11	Notes to Financial Statements

14	Financial Highlights

16	Fund Expenses

17	Trustees & Officers

Semi-Annual Report

Dear Shareholders,

Welcome to the Metzler/Payden family of funds. Metzler/Payden, the adviser to a family of European equity and international real estate funds, is a joint venture founded in 1998 between independent partners Metzler Bank in Frankfurt, and Payden & Rygel in Los Angeles. In the ever-changing corporate landscape, both companies are committed to maintaining their independence and to offering unbiased investment advice and service.

The beginning of the year marked the expansion of our lineup of mutual funds. Together with the well-established Eastern and Western European strategies, the new addition to the family is the Metzler/Payden International Real Estate Fund. It was launched at the end of February 2007 and it invests in worldwide real estate securities, including REITs (Real Estate Investment Trusts), with a focus on non-U.S. securities. We believe in this asset class’ strong fundamentals and ability to provide investors with portfolio diversification, low correlation with other indices and asset classes, and lower volatility than other equity securities.

Double-digit performance in our Eastern European strategy once again rewarded investors, even though concerns on the sustainability of the rally in the emerging universe abound. Strong economic growth, driven by domestic demand and investment, as well as accession funds from the European Union, supported a strong equity market, and is likely here to stay. The one notable exception was Russia, where equity market and economic performance decoupled due to a combination of factors. Politics, one of these factors, will likely continue to be at the forefront as we get close to the country’s parliamentary and presidential elections. Not to be underestimated is overall market volatility: often times, the cause of a worldwide stock sell-off, such as the one witnessed at the end of February 2007, could come unexpectedly.

Western Europe also recorded strong returns, as the “old continent” continues to reap the rewards of its stronger-than-expected economy. Fears that the broad economy might slow down after the strong 2006, especially in the context of a slowdown in the U.S. and higher VAT tax in Germany, did little to sink growth or consumer and business confidence. In a much-expected move, the European Central Bank hiked rates by another 0.25% to 3.75%, but remained accommodative. Against the backdrop of continued strong economic growth and M&A activity, equity earnings are expected to be strong, creating good conditions for strong stock performance.

Diversifying your investments into different asset classes and among the world’s regions is key to successful investment in today’s global economy. The Metzler/Payden Funds offer the opportunity for global diversification. We will continue to be vigilant of new investment opportunities, and thank you for your confidence and trust.

Best wishes,

Scott J. Weiner
President

Management Discussion and Analysis

The Metzler/Payden European Emerging Markets Fund (MPYMX) returned 19.68% for the six-month period ended April 30, 2007. The Fund’s benchmark, the Nomura Central and Eastern European Index, returned 27.67% for the same period. The region’s economies continued to post strong economic growth numbers, with individual countries finishing the year with double-digit growth. Fiscal slippage and vulnerability due to high current account deficits continued to trouble some of the region’s economies.

Among the more notable changes to the Fund’s country exposure was the reduced percentage of overall assets devoted to Russia and Turkey, increased allocation in Poland, and the addition of Slovenia and Estonia to the portfolio. While the allocation changes in Turkey, Slovenia and Estonia were advisor-driven, Russia’s reduction and Poland’s increase were primarily the result of the relative performance of both countries’ markets. Russia is among the weakest markets this year resulting from a combination of strong supply on the primary market, as well as political concerns, while Poland’s better-than-expected headline economic growth has fueled consumption and driven the markets up. Political concerns in Turkey weighed down on the markets causing the advisor to tactically reduce exposure. In line with its strategy to continuously look for new investment opportunities in the region, the advisor added exposure to two new markets, Slovenia and Estonia. As a result the Fund’s exposure to the energy sector, which is mostly represented by Russian companies, has decreased, including long-time Fund holdings Lukoil and Gazprom. The Fund has increased its exposure to the consumer staples and industrial sectors, while retaining holdings in the telecommunication and financial sectors.

The Metzler/Payden European Leaders Fund (MPYGX) returned 16.23% for the six-month period ended April 30, 2007. The Fund’s benchmark, the MSCI Europe Index, returned 18.42% for the same period. The market continued to beat expectations, as the economy in the wide Euro area continued its strong growth. Business expectations remain high, while the expected dampening of consumer demand in Germany after the VAT tax increase did not have a strong negative impact.

The Fund underwent some fairly significant country, sector, and stock allocation changes. The advisor removed the Fund’s long-standing growth bias in line with its expectation that core equity holdings will outperform going forward. As a result, many of the firm’s top pharmaceutical holdings, such as Novartis, Roche, and Sanofi-Aventis, gave way to stocks in the financial sector, including UBS, HSBC, UniCredito, and Banco Santander. This change was reflected in the sector allocation as well, with consumer staples ceding the top spot to financials. The materials and energy sectors were also reduced, to add telecommunications and utilities stocks. The Fund’s country allocation, as a result of the bottom-up stock selection process, did not change as fundamentally, although holdings in Switzerland were reduced, while holdings in both Germany and France increased.

The Metzler/Payden International Real Estate Fund (MPREX) commenced operations on February 21, 2007. From inception through April 30, 2007 the Fund returned -1.50%. The Dow Jones Wilshire ex-U.S. Real Estate Securities Index returned 1.05% over the same period. The Fund is underweight in Canada and Australia, both of which performed well over the past 9 weeks. The Fund is overweight in Asia, which has performed well, and it successfully avoided investment in Spain, which declined more than 20%. During the period the Fund maintained a large cash position as a temporary, defensive measure. We anticipate investing that cash soon as opportunities arise in the market. Going forward we believe that the growth opportunities in the greater China region are substantial, and the Fund is well positioned to capture the appreciation in real estate in this rapidly growing region.

Semi-Annual Report

Portfolio Highlights & Investments

European Emerging Markets Fund

The Fund seeks long-term capital appreciation by generally investing in equity securities of issuers of any capitalization organized in European emerging markets countries.

Country Holdings - percent of value

Russia	35%
Poland	27%
Hungary	9%
Czech Republic	8%
United States	4%
Other	17%

Schedule of Investments - April 30, 2007

Principal		Value
or Shares	Security Description	(000)

Common Stocks (96%)
Consumer Discretionary (3%)
3,403,800	Compa S.A.	$2,127
92,500	Magnit OAO	4,301
480,000	Olympic Entertainment Group A.S. (b)	7,205

		13,633

Consumer Staples (7%)
79,512	BIM Birlesik Magazalar A.S.	5,050
26,000	Cherkizovo Group GDR 144A (b)(d)	386
220,350	Cherkizovo Group-GDR Reg.S (b)(e)	3,272
35,900	Gedeon Richter Rt.	7,428
168,800	Jeronimo Martins, SGPS, S.A.	4,840
4,150	KRKA d.d.	4,993
182,400	Pyaterochka Holding NV (e)	5,563
123,000	Ramirent Oyj	3,055

		34,587

Energy (25%)
403,420	Arawak Energy Corp. (b)	1,008
204,000	BMB Munai, Inc.	1,169
82,500	C.A.T. Oil Ag (b)	2,563
664,200	Gazprom OAO-ADR (e)	26,468
422,000	Grupa Lotos SA (b)	6,746
2,800	INA Industrija Nafte DD 144A (b)(d)	1,690
4,100	INA Industrija Nafte DD-GDR (b)(e)	2,474
334,400	Lukoil	26,184
15,000	Lukoil ADR	1,175
120,500	MOL Magyar Olaj-es Gazipari Rt.	14,830
558,300	Polski Koncern Naftowy Orlen S.A.	9,198
883,200	Rosneft Oil Co. OAO (b)	7,710
44,000	Rosneft Oil OAO GDR 144A (b)(d)	384
643,500	Sibir Energy PLC (b)	5,790
126,300	Surgutneftegaz	8,197
1,800	Transneft OAO	3,330

		118,916

Financial (27%)
1,325,000	Asigurarea Romaneasca-Asirom (b)(c)	419
156,775	Banca Comerciala Carpatica Sibia (b)	40
7,882,205	Banca Transilvania	3,500
159,000	Bank Handlowy w Warszawie S.A.	5,418
209,400	Bank Pekao SA	19,821
128,100	Bank Zachodni WBK S.A.	14,089
47,000	BRE Bank SA (b)	8,643
156,000	Erste Bank AG	12,564
125,400	Globe Trade Centre S.A. (b)	2,234
2,390,000	Northern European Properties Ltd. (b)	3,995
44,000	Orco Property Group	7,387
277,600	OTP Bank Rt.	14,248
1,125,900	PKO Bank Polski	20,645
602,000	Romanian Development Bank	5,717
2,355	Sberbank RF	9,161
1	Türkiye Is Bankasi	—

		127,881

Industrial (4%)
596,700	Akcansa Cimento A.S.	3,702
73,500	AS Merko Ehitus	1,988
175,000	Opoczno SA (b)	3,376
270,000	Panevezio Statybos Trestas	1,708
132,000	TMK OAO (b)(e)	4,818
4,941,300	Turbomecanica S.A.	1,473
139,970	Turk Demir Dokum Fabrikalari A.S.	1,089

		18,154

Materials (6%)
291,200	Cherepovets MK Severstal GDR (e)	3,989
258,000	KGHM Polska Miedz S.A.	9,955
76,500	Mining and Metallurgical Company Norilsk Nickel	14,918

		28,862

Technology (1%)
48,000	ComputerLand	1,705
38,300	Prokom Software SA	2,269

		3,974

Telecommunication (16%)
136,000	AFK Sistema (e)	3,869
505,000	Agora SA	8,231
307,300	Cesky Telecom AS	9,228
472,600	Comstar United System (e)	3,852
991,000	Magyar Tavkozlesi Rt (Matav)	5,791
101,100	Mobile TeleSystems	5,571
1,121,000	Telekomunikacja Polska SA	9,055

Metzler/Payden Funds

Principal		Value
or Shares	Security Description	(000)

780,100	TVN Sa	$7,646
242,000	Vimpel-Communications ADR	23,416
17,500	Vimpel-Communications OAO	1,693

		78,352

Utilities (7%)
557,500	CEZ	27,300
53,700	RAO Unified Energy System (e)	7,008
100,000	Transelectrica SA	1,990

		36,298

Total Common Stocks		460,657
Investment Company (4%)
17,247,220	Cash Reserves Money Market Fund	17,247

Total (Cost - $430,912) (a) (100%)		477,904
Other Assets, net of Liabilities (0%)		2,200

Net Assets (100%)		$480,104

All of the securities except the Cash Reserves Money Market Fund are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$52,472
Unrealized depreciation	(5,480)

Net unrealized appreciation	$46,992

(b)	Non-income producing security

(c)	Security appraised at fair value under procedures established by the Board.

(d)	Security offered to qualified investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(e)	Security offered and sold outside of the United States, and thus is exempt from registration under Registration S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

Open Forward Currency Contracts to USD

			Contract	Unrealized
Delivery		Contract	Value	(Depreciation)
Date	Currency (000s)	Price	(000s)	(000s)

Liabilities:
5/1/2007	Canadian Dollar (Sell 453)	1.1049	$410	$(5)
5/1/2007	British Pound (Sell 122)	1.9996	244	(1)
5/2/2007	Poland Zloty (Buy 5,867)	2.7732	2,116	(10)
5/2/2007	Poland Zloty (Buy 10,107)	2.7732	3,644	(18)
5/2/2007	Poland Zloty (Buy 3,514)	2.7732	1,267	(6)
5/2/2007	Poland Zloty (Buy 5,624)	2.7732	2,028	(10)

				$(50)

See notes to financial statements.

Semi-Annual Report

European Leaders Fund

The Fund seeks long-term capital appreciation by generally investing in stocks of issuers of any capitalization organized in Western European countries.

Country Holdings - percent of value

United Kingdom	25%
Germany	17%
France	16%
Switzerland	9%
Italy	7%
Other	26%

Schedule of Investments - April 30, 2007

Principal		Value
or Shares	Security Description	(000)

Common Stocks (93%)
Consumer Discretionary (6%)
3,100	DaimlerChrysler AG	$253
1,750	Hugo Boss AG	117
17,800	IG Group Holdings PLC	109
2,500	Industria de Diseno Textil Sa (Inditex)	155
1,200	LVMH Moet Hennessy Louis Vuitton SA	141
4,700	OPAP	179
700	Pinault-Printemps-Redoute	122
16,400	Rezidor Hotel Group	146

		1,222

Consumer Staples (15%)
2,350	Adecco SA	163
7,900	British American Tobacco	245
1,150	Carrefour SA	89
5,300	Diageo PLC	112
11,100	GlaxoSmithKline PLC	322
1,200	Groupe Danone	198
2,250	Koninklijke Numico NV	125
750	Loreal	90
1,000	Nestle	398
5,300	Novartis Ag	310
10,000	Orkla ASA	161
1,250	Roche Holding AG	236
2,050	Sanofi Synthelabo SA	189
1,950	Stada Arzneimittel AG	129
22,100	Tesco PLC	204

		2,971

Energy (9%)
13,000	BG Group PLC	189
31,100	BP Amoco PLC	352
900	Compagnie Generale de Geophysique (b)	188
6,700	Eni SPA	223
3,550	Motor Oil (Hellas) Corinth Refineries SA	102
6,850	Saipem SPA	217
4,200	Statoil ASA	119
4,300	Total SA	320

		1,710

Financial (27%)
8,800	Aegon NV	183
700	Allianz AG	159
2,800	Axa	130
20,600	Banca Intesa SPA	174
2,326	Banca Italese	142
20,300	Banco Santander Central Hispano SA	365
12,300	Barclays PLC	179
2,600	BNP Paribas SA	304
7,700	CGU Plc	122
1,450	Deutsche Bank AG	224
2,250	Fortis	102
4,000	HBOS PLC	87
21,000	HSBC Holdings PLC	390
3,400	Hypo Real Estate Holding AG	228
1,500	KBC Bankverzekerings Holdings	200
11,500	Lloyds TSB Group PLC	134
11,400	Marfin Popular Bank Public Co. Ltd.	131
4,750	Mediobanca SPA	111
2,600	National Bank of Greece	146
2,700	OTP Bank Rt	139
11,100	Prudential PLC	166
8,200	Royal Bank of Scotland Group PLC	316
4,700	Sampo Oyj	147
4,091	Scor Regroupe	120
1,500	Swiss Re	142
6,600	UBS AG-Reg	433
36,300	UniCredito Italiano SPA	375

		5,349

Industrial (8%)
4,300	Assa Abloy AB	97
32,500	British Aerospace	297
3,700	CRH PLC	163
850	Lafarge	139
6,600	Philips Electronics NV	273
1,100	Schneider SA	156
2,700	Siemens AG	329

		1,454

Materials (6%)
1,900	BASF AG	227
3,300	Bayer AG	227
12,200	BHP Billiton PLC	275
3,050	Mittal Steel Co. NV	165
5,500	Vedanta Resources PLC	152
1,000	Wacker Chemie AG	183

		1,229

Technology (4%)
5,550	ABB Ltd	113
1,950	Cap Gemini	149
5,800	Indra Sisteamas, SA	144
5,650	SAP AG	274

		680

Telecommunication (13%)
34,300	BT Group PLC	217
5,800	Cesky Telecom AS	174
4,650	Deutsche Telekom AG	85

See notes to financial statements.

Metzler/Payden Funds

Principal		Value
or Shares	Security Description	(000)

4,150	JC Decaux	$130
3,700	Neuf Cegetel	151
8,150	Nokia Oyj	208
11,800	Pearson PLC	203
7,350	SES Global	144
22,400	Telecom Italia SPA	68
8,216	Telefonica SA	185
6,600	United Internet AG	123
6,000	Vivendi Universal	249
163,500	Vodafone Group PLC	469
6,650	Wolters Kluwer-Cva	198

		2,604

Utilities (5%)
1,250	E.ON AG	188
4,850	Fortum Oyj	150
1,400	Iberdrola SA	70
11,900	National Grid PLC	186
2,750	RWE AG	290
1,950	Suez SA	111

		995

Total Common Stocks		18,214
Preferred Stock (1%)
2,050	Fresenius AG	174
Investment Companies (3%)
808,176	Cash Reserves Money Market Fund	808

Total (Cost - $16,804) (a) (97%)		19,196
Other Assets, net of Liabilities (3%)		315

Net Assets (100%)		$19,511

All of the securities except the Cash Reserves Money Market Fund are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$2,431
Unrealized depreciation	(39)

Net unrealized appreciation	$2,392

(b)	Non-income producing security

See notes to financial statements.

Semi-Annual Report

International Real Estate Fund

The Fund seeks long-term capital appreciation by generally investing in non-U.S. real estate equity securities in developed countries.

Country Holdings - percent of value

United States*	32%
Japan	15%
United Kingdom	12%
Australia	9%
Singapore	7%
Other	25%

*Cash Equivalent	21%

Schedule of Investments - April 30, 2007

Principal		Value
or Shares	Security Description	(000)

Common Stocks (81%)
Diversified (14%)
2,200	British Land Company PLC	$65
58,000	China Overseas Land & Investment Ltd.	71
15,300	GPT Group	63
2,200	Hammerson PLC	67
17,000	Keppel Land Ltd.	99
2,400	Land Securities Group PLC	94
2,000	Mitsubishi Estate Co., Ltd.	63
200	Unibail	56
400	Wereldhave NV	58

		636

Industrial/Office (20%)
600	Alexandria Real Estate Equities, Inc.	63
300	Allreal Holding AG	38
66,000	Cambridge Industrial Trust(b)	37
9	Frontier Real Estate Investment Corp.	93
6,800	Great Portland Estates Plc.	98
11,100	Macquarie Goodman Group	66
6	Nippon Building Fund Inc.	97
6	Nomura Real Estate Office FU	75
300	SL Green Realty Corp.	42
4,100	Slough Estates Plc	63
4,300	Sponda Oyj	73
3,200	Wihlborgs Fastigheter AB	70
7,100	Workspace Group PLC	65

		880

Operating Company (36%)
2,200	AEON Mall Co., Ltd.	74
51,000	Allgreen Properties Ltd.	61
179,700	Ayala Land, Inc.	66
2,100	Capital & Regional PLC	65
16,000	Capitaland Ltd.	89
4,300	Castellum AB	66
8,000	City Developments Ltd.	85
4,400	Immoeast AG(b)	62
1,600	IVG Immobillien AG	73
16,000	Kerry Properties Ltd.	81
2,500	Meinl European Land Ltd.(b)	72
2,000	Mitsui Fudosan Co Ltd.	59
38,000	New World Development Co., Ltd.	90
32	NTT Urban Development Corp.	77
900	Pirelli & C. Real Estate SPA	69
1,200	PSP Swiss Property AG(b)	72
3,700	Quintain Estates & Development PLC	63
28,000	Shimao Property Holdings Ltd.	60
24,000	Sino Land Co., Ltd.	51
36,800	SP Setia Berhad	88
4,000	Sun Hung Kai Properties Ltd.	47
700	Swiss Prime Site AG	43
8,000	Tokyu Land Corp.	91

		1,604

Residential (6%)
400	AvalonBay Communities, Inc.	49
600	Deutsche Wohnen AG	38
3,300	McInerney Holdings Plc	62
590	Sumitomo Real Estate Sales Co., Ltd.	47
4,700	Urban Corp.	62

		258

Retail (5%)
9,700	Centro Properties Group	75
9,000	Stockland	65
3,700	Westfield Group	65

		205

Total Common Stocks		3,583

Exchange Traded Funds (8%)
5,300	SPDR DJ Wilshire International Real Estate ETF	364
Investment Companies (24%)
1,072,180	Cash Reserves Money Market Fund*	1,072

Total (Cost – $5,046)(a)(113%)		5,019
Liabilities in excess of Other Assets (-13%)		(567)

Net Assets (100%)		$4,452

All of the securities except the Cash Reserves Money Market Fund are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$77
Unrealized depreciation	(104)

Net unrealized depreciation	$(27)

(b)	Non-income producing security

See notes to financial statements.

Metzler/Payden Funds

Open Forward Currency Contracts to USD

			Contract	Unrealized
Delivery		Contract	Value	(Depreciation)
Date	Currency (000s)	Price	(000s)	(000s)

Liabilities:
5/1/2007	Japanese Yen (Sell 4,861)	119	$41	$—

See notes to financial statements.

Semi-Annual Report

Statements of Assets & Liabilities

April 30, 2007

	European	European	International
	Emerging Markets	Leaders	Real Estate
	Fund	Fund	Fund

ASSETS:
Investments, at value (1)	$477,903,590	$19,195,850	$5,019,055
Foreign cash (2)	994,878	11,184	54,285
Cash	302,604
Receivable for:
Interest and dividends	780,315	99,254	16,913
Fund shares sold	2,090,549	20,000
Investments sold	14,958,160	244,362	40,683
Receivable from advisor (Note 3)			2,926
Other assets	44,700	14,012	21,372

Total Assets	497,074,796	19,584,662	5,155,234

LIABILITIES:
Payable for:
Forward currency contracts	50,354		51
Investments purchased	15,600,157		686,236
Fund shares redeemed	814,280	17,500
Accrued expenses:
Investment advisery fees (Note 3)	223,444	9,278
Administration fees (Note 3)	46,098	1,898	391
Trustee fees and expenses	2,536	(126)	225
Other liabilities	233,665	45,591	16,700

Total Liabilities	16,970,534	74,141	703,603

NET ASSETS	$480,104,262	$19,510,521	$4,451,631

NET ASSETS:
Paid in capital	$421,242,523	$15,778,079	$4,486,704
Undistributed net investment income (loss)	(306,589)	146,500	19,187
Undistributed net realized gains (losses)	12,419,399	1,191,724	(26,512)
Net unrealized appreciation (depreciation) from:
Investments	46,991,229	2,392,041	(26,844)
Translation of assets and liabilities in foreign currencies	(242,300)	2,177	(904)

NET ASSETS	$480,104,262	$19,510,521	$4,451,631

Outstanding shares of beneficial interest	13,840,176	997,584	451,810

NET ASSET VALUE:
Net asset value and redemption price per share	$34.69	$19.56	$9.85

(1) Investments, at cost	$430,912,361	$16,803,809	$5,045,899
(2) Foreign cash, at cost	$996,386	$11,175	$54,122

See notes to financial statements.

Metzler/Payden Funds

Statements of Operations

Period ended April 30, 2007

	European	European	International
	Emerging Markets	Leaders	Real Estate
	Fund	Fund	Fund (1)

INVESTMENT INCOME:
Interest income (Note 2)	$521,261	$14,394	$7,456
Dividend income	1,245,948	260,257	22,431
Foreign tax withholding	(67,234)	(24,529)	(2,927)

Investment Income	1,699,975	250,122	26,960

EXPENSES:
Investment advisory fees (Note 3)	1,194,042	62,007	5,237
Administration fees (Note 3)	191,047	9,921	739
Custodian fees	269,465	16,177	3,465
Transfer agent fees	99,924	8,128	1,712
Registration	16,726	7,644	111
Trustee fees and expenses	34,761	291	225
Printing and mailing costs	34,057	(731)	368
Pricing	4,185	4,358	960
Legal fees	20,766	611	108
Accounting fees	20,276	20,276	7,617
Audit fees	17,959	15,423	7,199
Shareholder servicing fees	7,817	373	363
Other expenses	8,121	2,018	(2)
Expenses previously deferred (Note 3)	87,853

Gross Expenses	2,006,999	146,496	28,102
Custodian credits (Note 2)	(527)	(59)	(284)
Expense subsidy (Note 3)		(42,877)	(20,045)

Net Expenses	2,006,472	103,560	7,773

Net Investment Income (Loss)	(306,497)	146,562	19,187

REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) from:
Investments	16,560,240	1,244,678	(32,929)
Translation of assets and liabilities in foreign currencies	(1,463,545)	(43,131)	(13,686)
Futures	(426,057)	(1,495)	20,103
Change in net unrealized appreciation (depreciation) from:
Investments	36,224,998	1,191,585	(26,844)
Translation of assets and liabilities in foreign currencies	(225,275)	703	(904)

Net Realized and Unrealized Gains (Losses)	50,670,361	2,392,340	(54,260)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$50,363,864	$2,538,902	$(35,073)

(1)	Fund commenced operations on February 21, 2007.

See notes to financial statements.

Semi-Annual Report

Statements of Changes in Net Assets

Periods ended April 30, 2007 and October 31, 2006

					International
	European		European		Real Estate
	Emerging Markets Fund		Leaders Fund		Fund (1)
	2007	2006	2007	2006	2007

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$(306,497)	$1,002,161	$146,562	$108,834	$19,187
Net realized gains (losses) on investments	14,670,638	8,184,798	1,200,052	1,219,035	(26,512)
Change in net unrealized appreciation (depreciation)	35,999,723	8,978,040	1,192,288	982,994	(27,748)

Change in Net Assets Resulting from Operations	50,363,864	18,164,999	2,538,902	2,310,863	(35,073)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income		(6,317)		(8,547)
Net realized gains from investments	(11,217,380)	(3,984,512)	(1,321,344)	(704,990)

Change in Net Assets from Distributions to Shareholders	(11,217,380)	(3,990,829)	(1,321,344)	(713,537)	—

FROM CAPITAL TRANSACTIONS:
Proceeds from fund shares sold	339,652,805	168,364,480	3,537,101	7,019,976	4,486,704
Reinvestment of distributions	10,710,177	3,844,449	1,286,030	712,032
Cost of fund shares redeemed	(73,710,848)	(53,345,428)	(1,782,509)	(1,467,008)
Redemption fees	149,064	100,276		3,758

Change in Net Assets from Capital Transactions	276,801,198	118,963,777	3,040,622	6,268,758	4,486,704

Total Change in Net Assets	315,947,682	133,137,947	4,258,180	7,866,084	4,451,631

NET ASSETS:
Beginning of period	164,156,580	31,018,633	15,252,341	7,386,257	—

End of period	$480,104,262	$164,156,580	$19,510,521	$15,252,341	$4,451,631

Undistributed net investment income (loss)	$(306,589)	$(92)	$146,500	$(62)	$19,187

FUND SHARES OF BENEFICIAL INTEREST:
Outstanding shares at beginning of period	5,400,430	1,297,469	829,498	470,665	—

Shares sold	10,385,149	5,948,775	191,751	396,656	451,810
Shares issued in reinvestment of distributions	337,648	164,294	73,070	48,201
Shares redeemed	(2,283,051)	(2,010,108)	(96,735)	(86,024)

Change in shares outstanding	8,439,746	4,102,961	168,086	358,833	451,810

Outstanding shares at end of period	13,840,176	5,400,430	997,584	829,498	451,810

LONG TERM INVESTMENT ACTIVITY:
Purchase of investments (excluding government)	$415,876,241	$211,787,451	$13,572,254	$20,917,265	$4,508,189
Sale of investments (excluding government)	167,271,197	100,784,419	11,910,104	16,005,390	501,540
Purchase of government securities
Sale of government securities

(1)	Fund commenced operations on February 21, 2007.

See notes to financial statements.

Metzler/Payden Funds

Notes to Financial Statements

April 30, 2007

1.  Organization and Related Matters

The Metzler/Payden Investment Group (the “Group”) is an open-end management investment company organized as a Delaware business trust on March 22, 2002 and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. Each of its funds (each a “Fund,” collectively the “Funds”) is a series of the Group. The Group commenced operations on December 30, 2002. Each of the Funds is able to issue unlimited shares at $0.001 par value.

Each of the Funds has been classified as non-diversified.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Securities Valuation

Equity securities are valued at the official closing price or the last sale price on the foreign exchange or market on which they are principally traded or if there have been no sales during the day, at the last bid price. Securities traded only on the over-the-counter market are valued at the latest bid price. Options, futures, swaps and other similar assets are valued at the last available bid price in the case of listed securities or on the basis of information provided by the institution with which the Fund entered into the transaction in the case of other securities. Investments in investment companies are valued at their net asset values as reported by such companies. Non-US, dollar securities are translated into U.S. dollars using the spot exchange rate at the close of the London market.

All other securities not described above are appraised at the fair value as determined in good faith under procedures established by the Board of Trustees. In considering fair value of a security, a number of factors are taken into consideration. Depending on the underlying circumstances at the time, these factors may include: the cost of the security or the last reported sales price of the security, as a starting point; changes in interest rates; changes in yield spreads of similarly rated or structured securities; fundamental analytical information relating to the security; the value of other similar securities traded on other markets or among dealers; the general financial condition of the issuer; recent developments affecting the issuer; information, including price quotations, from other financial institutions or analysts; or government actions or pronouncements and other significant events affecting the economy, the markets, the fundamental value of the issuer or of the issuer’s industry.

Investment Transactions and Related Income

Investment transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains or losses on investment transactions are determined on the identified cost basis.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. The Funds purchase securities that are denominated in foreign currencies. Investment securities, other assets and liabilities denominated in a foreign currency, are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the exchange rates on the dates of the respective transactions. The Funds did not isolate that portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in security prices.

Reported net realized foreign exchange gains or losses arise from sales and maturities of securities, purchases and sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the differences between the amounts of income or expenses recorded on the Fund’s books and the U.S. dollar equivalents of the amounts actually received or paid. Net unrealized appreciation/depreciation from translation of assets and liabilities denominated in foreign currency arise from changes in the value of assets and liabilities, including investments in securities, resulting from changes in the foreign exchange rates.

Futures Contracts

The Funds may invest in stock index futures contracts, which are an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading

Semi-Annual Report

Notes to Financial Statements continued

day of the contract and the price at which the index contract was originally written. Variation margin accounting procedures apply to these index futures contracts. Each Fund invests in these futures contracts to permit the Funds to meet their objectives at a lower cost than investing directly in equity securities, while permitting the equivalent of an investment in a portfolio of equity securities. The potential risk to the Funds is that the change in value of the underlying index may not correlate to the change in value of the contracts.

Forward Currency Contracts

The Funds may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Funds enter into forward contracts to protect against adverse currency movements. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contact settlement date, at which time the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering Into these contracts from the potential inability of counter parties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and net realized gains on foreign currency transactions, if any, are declared and paid semi-annually. Net realized gains on investments, if any, are declared and distributed at least annually. All distributions are paid in the form of additional shares unless cash payment is requested.

Distributions to shareholders are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Federal Income Taxes

It is the policy of each Fund to meet the requirements for qualification as a regulated investment company as defined in Subchapter M of the Internal Revenue Code (the “Code”), and to make distributions of net investment income and net realized gains sufficient to relieve it from all Federal income or excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

Each Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. The differences arise primarily from the treatment of foreign currency transactions and futures contracts and the deferral of certain losses under Federal income tax regulations. Accordingly, the amounts of net investment income and net realized gains or losses reported in these financial statements may differ from those reported in the Fund’s tax return.

Custodian Credits

The Funds have entered into an agreement with the custodian, whereby each earns custodian fee credits for temporary cash balances. These credits, which offset custodian fees that may be charged to each Fund, are based on 75% of the daily effective federal funds rate, and are disclosed in the statements of operations.

Redemption Fee

The Funds employ a redemption fee on shareholders payable to the Funds and equal to 2% of the value of shares redeemed if the shares are held less than thirty (30) days.

Other

Shared expenses incurred by the Group are allocated among the Funds on the basis of relative net assets, or other reasonable basis. Fund-specific expenses are charged to each Fund as incurred.

3.  Related Party Transactions

Metzler/Payden, LLC (the “Adviser”) provides investment advisory service. Under the terms of the investment advisory agreement, the Adviser is entitled to receive fees monthly, computed on the average daily net assets at an annualized rare of 0.75% for the European Emerging Markets and the European Leaders Funds and 0.85% for the International Real Estate Fund.

The Adviser agreed to guarantee that, for so long as it acts as investment adviser to the Funds, the expenses of the Funds, including advisory fees (exclusive of interest and taxes) will not exceed 1.50% for the European Emerging Markets and European Leaders Funds and 1.25% for the International Real Estate Fund of that Funds’ average daily net assets on an annualized basis. The Adviser also voluntarily agreed to temporarily limit total expenses (exclusive of interest and taxes) of the European Emerging Markets and European Leaders Funds to 1.25% fixed for a one year term. On

Metzler/Payden Funds

April 30, 2007 the limit was eliminated for the European Emerging Markets, and increased to 1.33% for the European Leaders Funds.

The Fund remains liable to the Adviser for expenses subsidized in any fiscal year up to a maximum of three years from the end of the period in which the expenses were subsidized as long as any reimbursement will not cause the annual expense ratio for the year in which it is made to exceed the amount of the expense guarantee.

The deferred expense subsidy represents the cumulative amount of expenses subsidized for the Funds through the end of the period. Such amount is not considered a liability of each respective Fund, and therefore is nor recorded as liabilities in the statement of assets and liabilities. As of April 30, 2007, the deferred expense subsidy was $812,133 for the European Emerging Markets, $503,901 for the European Leaders and $20,045 for the International Real Estate Funds.

Treasury Plus, Inc., a wholly owned subsidiary of Payden & Rygel, serves as administrator to the Group. Under the terms of the administration agreement, Treasury Plus, Inc. receives fees monthly, computed on the average daily net assets of the Group at an annualized rate of 0.12%.

Certain officers and/or trustees of the Fund are affiliated with Metzler/Payden LLC, Payden & Rygel, Payden & Rygel Distributors and/or Treasury Plus, Inc. Such officers and/or trustees receive no fees from the Funds for serving as officers and/or trustees of the Fund.

4.  Accounting Pronouncements

In June 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 (“FIN 48”), was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Funds’ net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds’ financial statement disclosures.

Semi-Annual Report

Financial Highlights

For a share outstanding during the periods ended April 30, 2007 and October 31st

	European Emerging Markets Fund
	2007		2006	2005	2004	2003 (1)

Net asset value — beginning of period	$30.40		$23.91	$17.75	$13.47	$10.00

Income (loss) from investment activities:
Net investment income	(0.02)		0.18	0.21	0.09	0.09
Net realized and unrealized gains (losses)	5.84		8.74	7.27	5.55	3.38

Total from investment activities	5.82		8.92	7.48	5.64	3.47

Distributions to shareholders:
From net investment income			0.00 (5)	(0.12)	(0.04)
From net realized gains	(1.54)		(2.47)	(1.21)	(1.35)

Total distributions to shareholders	(1.54)		(2.47)	(1.33)	(1.39)	0.00

Proceeds from redemption fees	0.01		0.04	0.01	0.03	—

Net asset value — end of period	$34.69		$30.40	$23.91	$17.75	$13.47

Total return (4)	19.68	%(2)	40.54%	44.97%	45.90%	34.69	%(2)

Ratios/supplemental data:
Net assets, end of period	$480,104,262		$164,156,580	$31,018,633	$4,869,345	$1,533,264
Ratio of gross expense to average net assets	1.26	%(3)	1.71%	3.07%	8.36%	21.19	%(3)
Ratio of net expense to average net assets	1.26	%(3)	1.24%	1.20%	1.16%	0.95	%(3)
Ratio of investment income less gross expenses to average net assets	(0.19	%)(3)	0.78%	(0.77%)	(6.27%)	(18.49	%)(3)
Ratio of net investment income to average net assets	(0.19	%)(3)	1.25%	1.10%	0.93%	1.75	%(3)
Portfolio turnover rate	109	%(3)	128%	178%	89%	141	%(3)

	European Leaders Fund
	2007		2006	2005	2004	2003 (1)

Net asset value — beginning of period	$18.39		$15.69	$13.69	$12.69	$10.00

Income (loss) from investment activities:
Net investment income	0.15		0.13	0.13	0.13	0.08
Net realized and unrealized gains (losses)	2.65		4.05	2.40	1.60	2.61

Total from investment activities	2.80		4.18	2.53	1.73	2.69

Distributions to shareholders:
From net investment income			(0.01)	(0.14)	(0.17)
From net realized gains	(1.63)		(1.47)	(0.39)	(0.56)

Total distributions to shareholders	(1.63)		(1.48)	(0.53)	(0.73)	0.00

Proceeds from redemption fees	—		0.00 (5)	0.00 (5)	—	—

Net asset value — end of period	$19.56		$18.39	$15.69	$13.69	$12.69

Total return (4)	16.23	%(2)	28.95%	18.83%	13.78%	26.90	%(2)

Ratios/supplemental data:
Net assets, end of period	$19,510,521		$15,252,341	$7,386,257	$3,193,178	$841,143
Ratio of gross expense to average net assets	1.77	%(3)	2.52%	4.06%	10.63%	31.22	%(3)
Ratio of net expense to average net assets	1.25	%(3)	1.24%	1.20%	1.15%	0.95	%(3)
Ratio of investment income less gross expenses to average net assets	1.25	%(3)	(0.31%)	(1.98%)	(8.83%)	(29.05	%)(3)
Ratio of net investment income to average net assets	1.77	%(3)	0.97%	0.88%	0.65%	1.22	%(3)
Portfolio turnover rate	148	%(3)	150%	211%	193%	177	%(3)

(1)	The Funds commenced operations on December 30, 2002.
(2)	Not annualized
(3)	Annualized
(4)	Total return does not reflect any applicable sales charge
(5)	Amount is less than $0.005

See notes to financial statements.

Metzler/Payden Funds

	International
	Real Estate
	Fund
	2007 (1)

Net asset value — beginning of period	$10.00

Income (loss) from investment activities:
Net investment income	0.04
Net realized and unrealized gains (losses)	(0.19)

Total from investment activities	(0.15)

Distributions to shareholders:
From net investment income
From net realized gains

Total distributions to shareholders	0.00

Proceeds from redemption fees	—

Net asset value — end of period	$9.85

Total return	(1.50	%)(2)

Ratios/supplemental data:
Net assets, end of period	$4,451,631
Ratio of gross expense to average net assets	4.56	%(3)
Ratio of net expense to average net assets	1.25	%(3)
Ratio of investment income less gross expenses to average net assets	(0.22	%)(3)
Ratio of net investment income to average net assets	3.09	%(3)
Portfolio turnover rate	148	%(3)

(1)	The Funds commenced operations on February 21, 2007.
(2)	Not annualized
(3)	Annualized

See notes to financial statements.

Semi-Annual Report

Fund Expenses

Understanding Your Fund’s Expenses

Shareholders of mutual funds incur two types of costs: transaction costs incurred from buying or selling Fund shares and ongoing costs incurred from the Funds daily operations. The table below is provided to highlight ongoing cost only. If transaction costs were included your cost would have been higher.

Actual Expenses

The table below is useful in estimating actual expenses paid during the six-month period ended April 30, 2007. It uses the Fund’s actual return and expense ratio for the period (181/365 days) to calculate the ongoing expenses paid by a shareholder with an initial investment of $1,000. To estimate the actual expense that you paid over the period, divide your beginning account value by 1,000 and multiply that number by the number in the Expenses Paid During the Period column. For example a $10,500 account value divided by 1,000 equals 10.5, times $6.86 for the European Emerging Markets Fund yields $72.03 in expense for the period.

				Annualized	Expenses
	Value	Value	6-Month	Expense	Paid During
	November 1, 2006	April 30, 2007	Net Return	Ratio	the Period

European Emerging Markets	$1,000.00	$1,196.80	19.68%	1.26%	$6.86
European Leaders	1,000.00	1,162.30	16.23%	1.25%	6.70
International Real Estate(1)	1,000.00	985.00	(1.50)%	1.25%	2.35

(1)	The International Real Estate Fund commenced operations on February 21, 2007. Its start date, return and expenses paid during the period reflect this sixty-nine day period.

Hypothetical Expenses

The table below is provided so that you can compare a Fund’s ongoing expenses with those of another hind. It uses a hypothetical gross annual return of 5%, which is not the Fund’s actual return, and the Fund’s actual expense ratio for the six-month period (181/365 days) ended April 30, 2007 to calculate the ongoing expenses paid by a shareholder with an initial investment of $1,000.

				Annualized	Expenses
	Value	Value	6-Month	Expense	Paid During
	November 1, 2006	April 30, 2007	Net Return	Ratio	the Period

European Emerging Markets	$1,000.00	$1,018.55	1.85%	1.26%	$6.31
European Leaders	1,000.00	1,018.60	1.86%	1.25%	6.26
International Real Estate(2)	1,000.00	1,018.60	1.86%	1.25%	6.26

(2)	The International Real Estate Fund commenced operations on February 21, 2007. The table above assumes a November 1, 2006 start date, a 5% annual return and uses the Funds’ sixty-nine day contractual expense ratio for comparison purposes.

Metzler/Payden Funds

Trustees and Officers

	Position	Year	Principal Occupation(s)	Fund	Other Directorships
Name & Address	with Fund	Elected	Past 5 Years	Series	Held

333 S. Grand Avenue Los Angeles, CA 90071

Trustees (1)

W. D. Hilton, Jr.	Independent Trustee	2002	President and CEO, Trust Services, Inc.; Executive Director, NGC Bodily Injury Trust, and Managing Trustee, Fuller-Austin Trust	All	Trustee, The Payden & Rygel Investment Group;

James Clayburn LaForce	Independent Trustee	2002	Dean Emeritus, The John E, Anderson School of Management at the University of California, Los Angeles	All	Trustee, The Payden & Rygel Investment Group; Trustee, Advisor Series Trust; Director, Arena Pharmaceuticals, Inc.

Gerald S. Levey, M.D.	Independent Trustee	2002	Vice Chancellor, Medical Sciences, and Dean, David Geffen School of Medicine at the University of California, Los Angeles	All	Trustee, The Payden & Rygel Investment Group

Scott J. Weiner	Interested Trustee	2002	Managing Principal and Director, Payden & Rygel; President, Metzler/Payden, LLC	All

Norbert F.J. Enste	Interested Trustee	2002	Vice Chairman and Director, Metzler/Payden, LLC; Principal and Director, B. Metzler sell. Sohn & Co. Holdings KGaA; Chairman, Supervisory Board, Metzler Investment GmbH	All

Officers (2)

Scott J. Weiner	Chairman and President	2002	Managing Principal and Director, Payden & Rygel; President, Metzler/Payden, LCC	All

Frank Peter Martin	Executive Vice President	2002	Executive Vice President, Metzler/Payden, LLC; Managing Director, Metzler Investment GmbH; Managing Director, Schroeders Investment Management GmbH	All

Brian W. Matthews	CFO	2003	Managing Principal, CFO and Director, Payden & Rygel	All

Yot Chattrabhuti	Vice President	2002	Principal, Payden & Rygel	All

Bradley F. Hersh	Vice President and Treasurer	2002	Vice President and Treasurer, Payden & Rygel	All

David L. Wagner	Vice President and CCO	2002	Senior Vice President, Risk Management, Payden & Rygel	All

Edward S. Garlock	Secretary	2002	Managing Principal, General Counsel and Director, Payden & Rygel	All

(1)	Trustees do not have a set term of office, but serve until resignation, death or removal.
(2)	Officers are elected by, and serve at the pleasure of The Board of Trustees.

Semi-Annual Report

(THIS PAGE INTENTIONALLY LEFT BLANK)

Metzler/Payden Funds

Important Information: The information contained in this report is intended for shareholders of the Metzler/Payden Funds only. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus which provides further details.

The performance numbers presented in this report are derived from historical market data. There is no guarantee of future performance nor are Fund shares guaranteed. Investment return and principal value of an investment in a Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Fund shares are sold through Payden & Rygel Distributors, member NASD.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov or the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800 SEC-0330.

To view the Fund's proxy voting guidelines and proxy voting record, visit the SEC's web site at http://www.sec.gov. You may also call 866 673-8637 to request a free copy of the proxy voting guidelines.

METZLER/PAYDEN Funds
European Emerging Markets Fund (MPYMX)
European Leaders Fund (MPYGX)
International Real Estate Fund (MPREX)

METZLER/PAYDEN Funds
333 South Grand Avenue • Los Angeles, California 90071 • 866 MP FUNDS • 866 673 8637
metzlerpayden.com

ITEM 2.	CODE OF ETHICS
Not required in a semi-annual report on Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT
Not required in a semi-annual report on Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES
Not required in a semi-annual report on Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS
Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS
Included as a part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES
(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of these controls and procedures as required by the applicable regulations, that the registrant’s disclosure controls and procedures are effective in ensuring that material information relating to the registrant has been made known to them by others within the registrant, particularly during the six-month period ended April 30, 2007.
(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12.	EXHIBITS
(a) Not applicable.
(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached as Exhibit 99.CERT.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Metzler/Payden Investment Group
By:	/s/ SCOTT J. WEINER
Scott J. Weiner
Chairman and President

Date: June 27, 2007
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Metzler/Payden Investment Group
By:	/s/ BRIAN W. MATTHEWS
Brian W. Matthews
Executive Vice President and Chief Financial Officer

Date: June 27, 2007